Real estate properties held for lease, net (Properties Held for Lease) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 301,312,336	$ 174,806,383
Accumulated depreciation	(23,379,023)	(14,932,449)
Real estate properties held for lease, net	277,933,313	159,873,934
Depreciation expense	7,280,421	2,929,277	$ 2,303,340
Real Estate Properties Held for Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Collateral value	48,610,581	23,696,316
Elementary schools [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	3,264,185	3,074,648
Basement parking [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	10,118,622	9,531,080
Kindergartens [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	9,596,645	8,269,659
Parking facilities [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	58,460,591	16,969,627
Clubhouses [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	8,181,616	6,008,447
Shopping mall [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 211,690,677	$ 130,952,922